Quarterly Report
August 31, 2019
MFS®  Growth Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	897,144	$183,331,376
Pernod Ricard S.A.	293,563	56,042,640
		$239,374,016
Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	3,155,101	$266,606,034
Biotechnology – 1.1%
Illumina, Inc. (a)	353,220	$99,374,915
Vertex Pharmaceuticals, Inc. (a)	849,440	152,916,189
		$252,291,104
Broadcasting – 1.7%
Netflix, Inc. (a)	1,343,441	$394,635,794
Brokerage & Asset Managers – 1.0%
Intercontinental Exchange, Inc.	2,568,459	$240,099,547
Business Services – 13.1%
CoStar Group, Inc. (a)	90,181	$55,449,591
Fidelity National Information Services, Inc.	3,504,990	477,449,738
Fiserv, Inc. (a)	5,483,592	586,415,329
FleetCor Technologies, Inc. (a)	900,739	268,780,518
Global Payments, Inc.	2,302,851	382,227,209
MSCI, Inc.	1,212,408	284,467,289
PayPal Holdings, Inc. (a)	2,351,848	256,469,024
Total System Services, Inc.	1,079,657	144,911,563
TransUnion	1,794,849	150,139,119
Verisk Analytics, Inc., “A”	2,629,134	424,710,306
		$3,031,019,686
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	571,622	$234,130,655
Comcast Corp., “A”	3,740,054	165,534,790
		$399,665,445
Computer Software – 15.9%
Adobe Systems, Inc. (a)	3,343,351	$951,216,793
Black Knight, Inc. (a)	547,312	34,070,172
Intuit, Inc.	1,618,939	466,837,250
Microsoft Corp.	12,567,856	1,732,604,628
Salesforce.com, Inc. (a)	3,194,351	498,542,361
		$3,683,271,204
Computer Software - Systems – 1.9%
Apple, Inc.	1,584,210	$330,687,995
Shopify, Inc. (a)	75,581	29,128,162
Square, Inc., “A” (a)	1,311,715	81,116,456
		$440,932,613
Construction – 3.1%
Sherwin-Williams Co.	730,289	$384,679,731
Vulcan Materials Co.	2,352,312	332,264,070
		$716,943,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.1%
Colgate-Palmolive Co.	3,908,087	$289,784,651
Estee Lauder Cos., Inc., “A”	956,597	189,396,640
		$479,181,291
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	18,703	$36,777,766
Electrical Equipment – 2.2%
AMETEK, Inc.	2,241,649	$192,624,898
Amphenol Corp., “A”	2,156,648	188,792,966
Fortive Corp.	1,718,813	121,863,842
		$503,281,706
Electronics – 0.6%
Analog Devices, Inc.	1,260,266	$138,415,015
Energy - Independent – 0.2%
Pioneer Natural Resources Co.	449,615	$55,491,483
Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	659,729	$38,706,300
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	1,092,591	$100,922,630
Marriott International, Inc., “A”	1,354,597	170,760,498
Wynn Resorts Ltd.	332,845	36,662,877
		$308,346,005
General Merchandise – 1.3%
Dollar General Corp.	975,767	$152,307,471
Dollar Tree, Inc. (a)	1,396,368	141,773,243
		$294,080,714
Insurance – 1.6%
Aon PLC	1,908,519	$371,874,927
Internet – 8.6%
Alibaba Group Holding Ltd., ADR (a)	459,541	$80,433,461
Alphabet, Inc., “A” (a)	737,968	878,573,043
Alphabet, Inc., “C” (a)	304,948	362,308,719
Facebook, Inc., “A” (a)	3,333,926	619,010,040
Spotify Technology S.A. (a)	296,310	39,987,035
		$1,980,312,298
Leisure & Toys – 1.8%
Electronic Arts, Inc. (a)	2,674,059	$250,505,847
Take-Two Interactive Software, Inc. (a)	1,240,661	163,730,032
		$414,235,879
Machinery & Tools – 1.4%
Roper Technologies, Inc.	873,247	$320,272,070
Medical Equipment – 10.3%
Abbott Laboratories	3,434,368	$293,020,278
Boston Scientific Corp. (a)	6,210,818	265,388,253
Danaher Corp.	3,452,975	490,633,218
Edwards Lifesciences Corp. (a)	834,081	185,032,529
Medtronic PLC	3,618,459	390,395,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	717,438	$158,309,869
Thermo Fisher Scientific, Inc.	2,093,336	600,913,032
		$2,383,692,720
Other Banks & Diversified Financials – 9.2%
Mastercard, Inc., “A”	3,469,959	$976,342,364
Visa, Inc., “A”	6,407,644	1,158,630,188
		$2,134,972,552
Pharmaceuticals – 2.5%
Elanco Animal Health, Inc. (a)	1,288,237	$33,519,927
Eli Lilly & Co.	822,248	92,889,357
Zoetis, Inc.	3,501,896	442,709,692
		$569,118,976
Printing & Publishing – 0.4%
IHS Markit Ltd. (a)	1,273,534	$83,556,566
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	833,003	$200,545,472
Union Pacific Corp.	1,413,587	228,944,551
		$429,490,023
Restaurants – 1.1%
Chipotle Mexican Grill, Inc., “A” (a)	142,108	$119,146,189
Starbucks Corp.	1,436,265	138,685,749
		$257,831,938
Specialty Stores – 7.9%
Amazon.com, Inc. (a)	727,380	$1,292,037,820
Costco Wholesale Corp.	696,880	205,412,349
Lululemon Athletica, Inc. (a)	420,905	77,728,526
Ross Stores, Inc.	2,342,746	248,354,504
		$1,823,533,199
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	1,897,011	$436,672,962
Total Common Stocks		$22,724,683,634
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.17% (v)	388,051,777	$388,090,582

Other Assets, Less Liabilities – 0.1%		25,318,223
Net Assets – 100.0%		$23,138,092,439
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $388,090,582 and $22,724,683,634, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$22,724,683,634	$—	$—	$22,724,683,634
Mutual Funds	388,090,582	—	—	388,090,582
Total	$23,112,774,216	$—	$—	$23,112,774,216
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$566,480,968	$1,086,405,655	$1,264,801,107	$(11,587)	$16,653	$388,090,582

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,663,177	$—